Portfolio of Investments
Columbia Multi-Asset Income Fund, July 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 1.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Avant Loans Funding Trust(a)
Subordinated Series 2018-B Class B
07/15/2022	4.110%	205,928	207,335
Conn’s Receivables Funding LLC(a)
Series 2019-B Class B
06/17/2024	3.620%	300,000	277,807
Consumer Loan Underlying Bond Credit Trust(a)
Subordinated Series 2017-P1 Class C
09/15/2023	5.020%	396,233	397,865
Marlette Funding Trust(a)
Subordinated Series 2018-2A Class C
07/17/2028	4.370%	206,000	203,212
OZLM Funding Ltd.(a),(b)
Series 2012-1A Class DR2
3-month USD LIBOR + 6.670% 07/22/2029	6.928%	505,308	382,050
OZLM XXI(a),(b)
Series 2017-21A Class A2
3-month USD LIBOR + 1.450% 01/20/2031	1.722%	500,000	477,323
Prosper Marketplace Issuance Trust(a)
Series 2019-1A Class B
04/15/2025	4.030%	500,000	498,119
Subordinated Series 2017-1A Class C
06/15/2023	5.800%	83,931	83,897
Subordinated Series 2017-2A Class C
09/15/2023	5.370%	201,076	200,999
Total Asset-Backed Securities — Non-Agency (Cost $2,903,468)			2,728,607

Commercial Mortgage-Backed Securities - Non-Agency 1.8%

BX Trust(a)
Series 2019-OC11 Class E
12/09/2041	4.076%	300,000	271,663
CLNY Trust(a),(b)
Series 2019-IKPR Class E
1-month USD LIBOR + 2.721% Floor 2.721% 11/15/2038	2.896%	400,000	324,010
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class D
09/15/2037	4.373%	460,000	357,478
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	250,000	184,396
Hilton U.S.A. Trust(a),(c)
Series 2016-HHV Class F
11/05/2038	4.194%	100,000	86,145
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Invitation Homes Trust(a),(b)
Subordinated Series 2018-SFR3 Class E
1-month USD LIBOR + 2.000% Floor 2.000% 07/17/2037	2.181%	250,000	242,272
Olympic Tower Mortgage Trust(a),(c)
Subordinated Series 2017-OT Class D
05/10/2039	3.945%	200,000	188,051
Progress Residential Trust(a)
Series 2019-SFR3 Class F
09/17/2036	3.867%	300,000	294,789
Series 2020-SFR1 Class E
04/17/2037	3.032%	100,000	96,900
Subordinated Series 2019-SFR2 Class E
05/17/2036	4.142%	150,000	154,844
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class D
1-month USD LIBOR + 2.100% Floor 2.100% 02/15/2032	2.275%	250,000	234,250
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2017-SMP Class A
1-month USD LIBOR + 0.750% Floor 0.750% 12/15/2034	0.925%	400,000	379,991
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $2,979,146)			2,814,789

Common Stocks 9.6%
Issuer	Shares	Value ($)
Communication Services 0.4%
Diversified Telecommunication Services 0.4%
AT&T, Inc.	8,500	251,430
Verizon Communications, Inc.	6,600	379,368
Total		630,798
Media 0.0%
Comcast Corp., Class A	1,300	55,640
Total Communication Services		686,438
Consumer Discretionary 0.2%
Hotels, Restaurants & Leisure 0.0%
Extended Stay America, Inc.	3,800	43,358
Wyndham Destinations, Inc.	1,500	39,900
Total		83,258
Columbia Multi-Asset Income Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, July 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables 0.0%
Newell Brands, Inc.	3,800	62,320
Multiline Retail 0.1%
Target Corp.	850	106,998
Specialty Retail 0.1%
Home Depot, Inc. (The)	400	106,196
Total Consumer Discretionary		358,772
Consumer Staples 0.8%
Beverages 0.3%
Coca-Cola Co. (The)	4,500	212,580
PepsiCo, Inc.	2,200	302,852
Total		515,432
Food Products 0.1%
General Mills, Inc.	1,200	75,924
JM Smucker Co. (The)	500	54,675
Kraft Heinz Co. (The)	2,300	79,074
Total		209,673
Household Products 0.2%
Kimberly-Clark Corp.	750	114,030
Procter & Gamble Co. (The)	850	111,452
Total		225,482
Tobacco 0.2%
Altria Group, Inc.	3,200	131,680
Philip Morris International, Inc.	2,900	222,749
Total		354,429
Total Consumer Staples		1,305,016
Energy 0.5%
Oil, Gas & Consumable Fuels 0.5%
BP PLC, ADR	8,300	182,932
Chevron Corp.	4,200	352,548
ConocoPhillips Co.	1,400	52,346
Valero Energy Corp.	1,900	106,837
Williams Companies, Inc. (The)	5,700	109,041
Total		803,704
Total Energy		803,704
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 1.0%
Banks 0.7%
Citigroup, Inc.	3,700	185,037
JPMorgan Chase & Co.	4,900	473,536
KeyCorp	6,500	78,065
PNC Financial Services Group, Inc. (The)	1,050	112,003
Truist Financial Corp.	2,200	82,412
U.S. Bancorp	2,800	103,152
Total		1,034,205
Capital Markets 0.1%
Ares Capital Corp.	3,510	49,491
BlackRock, Inc.	100	57,501
Morgan Stanley	2,100	102,648
Total		209,640
Insurance 0.2%
Hartford Financial Services Group, Inc. (The)	1,200	50,784
MetLife, Inc.	3,000	113,550
Principal Financial Group, Inc.	2,500	106,075
Travelers Companies, Inc. (The)	700	80,094
Total		350,503
Total Financials		1,594,348
Health Care 1.1%
Biotechnology 0.3%
AbbVie, Inc.	3,200	303,712
Amgen, Inc.	800	195,736
Total		499,448
Pharmaceuticals 0.8%
Bristol-Myers Squibb Co.	3,500	205,310
Eli Lilly and Co.	950	142,775
Johnson & Johnson	3,400	495,584
Merck & Co., Inc.	2,000	160,480
Pfizer, Inc.	3,500	134,680
Total		1,138,829
Total Health Care		1,638,277
Industrials 0.4%
Aerospace & Defense 0.0%
Raytheon Technologies Corp.	1,200	68,016

2	Columbia Multi-Asset Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, July 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Air Freight & Logistics 0.1%
United Parcel Service, Inc., Class B	1,300	185,588
Electrical Equipment 0.1%
Eaton Corp. PLC	900	83,817
Machinery 0.1%
Caterpillar, Inc.	950	126,236
Road & Rail 0.1%
Union Pacific Corp.	600	104,010
Total Industrials		567,667
Information Technology 0.8%
Communications Equipment 0.2%
Cisco Systems, Inc.	7,000	329,700
Electronic Equipment, Instruments & Components 0.1%
Corning, Inc.	2,900	89,900
IT Services 0.1%
International Business Machines Corp.	1,800	221,292
Semiconductors & Semiconductor Equipment 0.3%
Broadcom, Inc.	750	237,563
Texas Instruments, Inc.	1,200	153,060
Total		390,623
Software 0.1%
NortonLifeLock, Inc.	4,000	85,800
Technology Hardware, Storage & Peripherals 0.0%
HP, Inc.	3,100	54,498
Total Information Technology		1,171,813
Materials 0.1%
Chemicals 0.1%
Dow, Inc.	2,700	110,862
Metals & Mining 0.0%
Steel Dynamics, Inc.	2,000	54,820
Total Materials		165,682
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 4.1%
Equity Real Estate Investment Trusts (REITS) 4.1%
Agree Realty Corp.	800	53,576
Alexandria Real Estate Equities, Inc.	3,097	549,873
Americold Realty Trust	6,863	276,922
Armada Hoffler Properties, Inc.	2,413	23,261
Ashford Hospitality Trust, Inc.(d)	536	2,101
Brandywine Realty Trust	3,493	37,829
Coresite Realty Corp.	766	98,852
Digital Realty Trust, Inc.	2,106	338,097
Diversified Healthcare Trust	2,330	9,075
Duke Realty Corp.	5,207	209,269
EastGroup Properties, Inc.	1,752	232,420
EPR Properties	3,067	87,808
Four Corners Property Trust, Inc.	10,096	254,419
Front Yard Residential Corp.	4,982	43,194
Gaming and Leisure Properties, Inc.	5,828	211,032
GEO Group, Inc. (The)	5,248	55,786
Getty Realty Corp.	8,032	237,988
Gladstone Commercial Corp.	2,091	38,056
Healthcare Trust of America, Inc., Class A	4,641	128,138
Healthpeak Properties, Inc.	9,519	259,774
Highwoods Properties, Inc.	5,624	215,624
Host Hotels & Resorts, Inc.	7,641	82,370
Industrial Logistics Properties Trust	2,072	43,740
Lexington Realty Trust	15,727	182,433
Life Storage, Inc.	1,872	183,700
Medical Properties Trust, Inc.	22,515	453,227
Mid-America Apartment Communities, Inc.	1,085	129,321
Office Properties Income Trust	1,931	48,565
One Liberty Properties, Inc.	3,170	53,795
Outfront Media, Inc.	1,960	28,244
Pebblebrook Hotel Trust	3,185	33,761
Physicians Realty Trust	5,861	105,733
QTS Realty Trust Inc., Class A	900	64,755
Retail Properties of America, Inc., Class A	5,012	31,876
RLJ Lodging Trust	2,081	16,669
RPT Realty	11,056	68,768
Sabra Health Care REIT, Inc.	8,344	122,991

Columbia Multi-Asset Income Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, July 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
SITE Centers Corp.	15,821	115,968
Spirit Realty Capital, Inc.	3,075	105,965
STAG Industrial, Inc.	10,883	354,786
STORE Capital Corp.	4,651	110,182
Sun Communities, Inc.	1,439	215,749
UDR, Inc.	3,064	110,917
Ventas, Inc.	2,102	80,633
Washington Prime Group, Inc.	33,614	24,669
WP Carey, Inc.	2,259	161,225
Total		6,293,136
Total Real Estate		6,293,136
Utilities 0.2%
Electric Utilities 0.1%
American Electric Power Co., Inc.	1,200	104,256
Edison International	1,400	77,938
Total		182,194
Multi-Utilities 0.1%
Ameren Corp.	1,500	120,360
NiSource, Inc.	3,200	78,240
Total		198,600
Total Utilities		380,794
Total Common Stocks (Cost $14,947,178)		14,965,647

Convertible Bonds 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Life Insurance 0.1%
AXA SA(a)
05/15/2021	7.250%	95,000	90,364
Total Convertible Bonds (Cost $93,280)			90,364

Convertible Preferred Stocks 0.5%
Issuer		Shares	Value ($)
Communication Services 0.1%
Diversified Telecommunication Services 0.1%
2020 Cash Mandatory Exchangeable Trust(a)	5.250%	75	77,962
Total Communication Services			77,962
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Consumer Discretionary 0.0%
Auto Components 0.0%
Aptiv PLC(a)	5.500%	550	56,038
Total Consumer Discretionary			56,038
Health Care 0.2%
Health Care Equipment & Supplies 0.2%
Becton Dickinson and Co.	6.000%	1,600	96,464
Boston Scientific Corp.	5.500%	700	77,832
Danaher Corp.	5.000%	70	85,497
Total			259,793
Total Health Care			259,793
Industrials 0.0%
Machinery 0.0%
Stanley Black & Decker, Inc.	5.250%	700	67,191
Total Industrials			67,191
Utilities 0.2%
Electric Utilities 0.1%
NextEra Energy, Inc.	5.279%	1,800	87,197
Multi-Utilities 0.1%
Dominion Energy, Inc.	7.250%	750	77,873
DTE Energy Co.	6.250%	3,600	158,873
Total			236,746
Water Utilities 0.0%
Essential Utilities, Inc.	6.000%	900	53,534
Total Utilities			377,477
Total Convertible Preferred Stocks (Cost $798,795)			838,461

Corporate Bonds & Notes 21.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.5%
Bombardier, Inc.(a)
10/15/2022	6.000%	36,000	33,269
12/01/2024	7.500%	22,000	17,809
04/15/2027	7.875%	46,000	36,593
Moog, Inc.(a)
12/15/2027	4.250%	40,000	40,755

4	Columbia Multi-Asset Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, July 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransDigm, Inc.
07/15/2024	6.500%	46,000	46,174
05/15/2025	6.500%	85,000	83,702
06/15/2026	6.375%	145,000	142,165
03/15/2027	7.500%	34,000	34,681
TransDigm, Inc.(a)
12/15/2025	8.000%	68,000	73,793
03/15/2026	6.250%	269,000	283,863
Total			792,804
Airlines 0.0%
Delta Air Lines, Inc.
01/15/2026	7.375%	63,000	62,454
Automotive 0.4%
Clarios Global LP(a)
05/15/2025	6.750%	17,000	18,286
Delphi Technologies PLC(a)
10/01/2025	5.000%	37,000	40,882
Ford Motor Co.
04/21/2023	8.500%	24,000	26,649
04/22/2025	9.000%	26,000	30,629
04/22/2030	9.625%	7,000	9,209
Ford Motor Credit Co. LLC
01/09/2022	3.219%	98,000	97,853
09/08/2024	3.664%	173,000	174,288
IAA Spinco, Inc.(a)
06/15/2027	5.500%	16,000	17,055
IHO Verwaltungs GmbH(a),(e)
09/15/2026	4.750%	33,000	33,774
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	100,000	101,046
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	29,000	31,039
05/15/2027	8.500%	45,000	47,367
Total			628,077
Banking 0.0%
Ally Financial, Inc.
11/01/2031	8.000%	34,000	47,010
Brokerage/Asset Managers/Exchanges 0.2%
Advisor Group Holdings, Inc.(a)
08/01/2027	10.750%	23,000	23,131
AG Issuer LLC(a)
03/01/2028	6.250%	22,000	22,271
NFP Corp.(a)
05/15/2025	7.000%	21,000	22,725
07/15/2025	6.875%	109,000	112,698
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NFP Corp.(a),(f)
08/15/2028	6.875%	124,000	124,182
Total			305,007
Building Materials 0.4%
American Builders & Contractors Supply Co., Inc.(a)
05/15/2026	5.875%	86,000	91,041
01/15/2028	4.000%	101,000	104,986
Beacon Roofing Supply, Inc.(a)
11/01/2025	4.875%	149,000	146,149
11/15/2026	4.500%	46,000	47,115
Core & Main LP(a)
08/15/2025	6.125%	126,000	129,766
James Hardie International Finance DAC(a)
01/15/2025	4.750%	77,000	79,396
01/15/2028	5.000%	48,000	51,012
Summit Materials LLC/Finance Corp.(a),(f)
01/15/2029	5.250%	10,000	10,373
Total			659,838
Cable and Satellite 1.9%
CCO Holdings LLC/Capital Corp.(a)
05/01/2025	5.375%	60,000	61,933
02/15/2026	5.750%	47,000	49,181
05/01/2026	5.500%	87,000	92,110
05/01/2027	5.125%	39,000	41,436
02/01/2028	5.000%	180,000	190,999
03/01/2030	4.750%	106,000	113,268
08/15/2030	4.500%	207,000	219,587
02/01/2031	4.250%	43,000	44,897
CSC Holdings LLC(a)
10/15/2025	6.625%	148,000	154,760
10/15/2025	10.875%	62,000	66,497
05/15/2026	5.500%	84,000	88,099
02/01/2028	5.375%	62,000	67,245
02/01/2029	6.500%	247,000	282,756
01/15/2030	5.750%	50,000	55,477
12/01/2030	4.125%	219,000	231,111
DISH DBS Corp.
06/01/2021	6.750%	66,000	68,256
11/15/2024	5.875%	21,000	21,970
07/01/2026	7.750%	193,000	216,613
DISH DBS Corp.(a)
07/01/2028	7.375%	45,000	47,722
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2023	6.875%	23,000	23,276
02/15/2025	6.625%	64,000	65,604

Columbia Multi-Asset Income Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, July 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sirius XM Radio, Inc.(a)
07/15/2024	4.625%	35,000	36,845
07/15/2026	5.375%	57,000	60,238
08/01/2027	5.000%	6,000	6,391
07/01/2030	4.125%	111,000	117,149
Virgin Media Finance PLC(a)
07/15/2030	5.000%	118,000	122,849
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	30,000	32,699
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	26,000	27,618
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	87,000	92,396
Ziggo BV(a)
01/15/2027	5.500%	164,000	172,779
Total			2,871,761
Chemicals 0.9%
Alpha 2 BV(a),(e)
06/01/2023	8.750%	71,000	71,710
Angus Chemical Co.(a)
02/15/2023	8.750%	74,000	76,039
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%	96,000	98,757
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	64,000	65,743
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	33,000	34,524
Braskem Netherlands Finance BV(a)
01/31/2050	5.875%	200,000	180,817
CF Industries, Inc.
03/15/2034	5.150%	23,000	26,818
03/15/2044	5.375%	11,000	13,421
Chemours Co. (The)
05/15/2023	6.625%	16,000	16,166
05/15/2025	7.000%	32,000	32,813
05/15/2027	5.375%	15,000	14,696
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%	9,000	9,648
INEOS Group Holdings SA(a)
08/01/2024	5.625%	95,000	95,481
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	61,000	62,817
Minerals Technologies, Inc.(a)
07/01/2028	5.000%	44,000	45,538
Platform Specialty Products Corp.(a)
12/01/2025	5.875%	189,000	197,207
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PQ Corp.(a)
12/15/2025	5.750%	80,000	82,432
SPCM SA(a)
09/15/2025	4.875%	44,000	45,369
Starfruit Finco BV/US Holdco LLC(a)
10/01/2026	8.000%	143,000	152,646
WR Grace & Co-Conn(a)
06/15/2027	4.875%	65,000	69,215
Total			1,391,857
Construction Machinery 0.4%
H&E Equipment Services, Inc.
09/01/2025	5.625%	75,000	77,999
Herc Holdings, Inc.(a)
07/15/2027	5.500%	69,000	73,133
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	80,000	82,902
United Rentals North America, Inc.
10/15/2025	4.625%	30,000	30,852
12/15/2026	6.500%	60,000	66,321
05/15/2027	5.500%	95,000	102,279
01/15/2028	4.875%	58,000	62,278
07/15/2030	4.000%	28,000	28,929
United Rentals North America, Inc.(f)
02/15/2031	3.875%	41,000	41,000
Total			565,693
Consumer Cyclical Services 0.4%
APX Group, Inc.
12/01/2022	7.875%	93,000	94,101
09/01/2023	7.625%	53,000	50,640
11/01/2024	8.500%	116,000	119,564
ASGN, Inc.(a)
05/15/2028	4.625%	67,000	68,479
Expedia Group, Inc.(a)
05/01/2025	6.250%	11,000	12,017
05/01/2025	7.000%	6,000	6,469
frontdoor, Inc.(a)
08/15/2026	6.750%	27,000	29,092
Match Group, Inc.(a)
12/15/2027	5.000%	4,000	4,238
06/01/2028	4.625%	45,000	47,526
02/15/2029	5.625%	12,000	12,896
Staples, Inc.(a)
04/15/2026	7.500%	21,000	18,427
04/15/2027	10.750%	16,000	10,356

6	Columbia Multi-Asset Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, July 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uber Technologies, Inc.(a)
11/01/2023	7.500%	49,000	50,971
05/15/2025	7.500%	71,000	75,495
Total			600,271
Consumer Products 0.5%
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	46,000	49,346
Energizer Holdings, Inc.(a)
07/15/2026	6.375%	103,000	109,863
01/15/2027	7.750%	61,000	67,808
Mattel, Inc.(a)
12/31/2025	6.750%	43,000	45,897
12/15/2027	5.875%	62,000	67,038
Mattel, Inc.
11/01/2041	5.450%	15,000	13,518
Newell Brands, Inc.
06/01/2025	4.875%	25,000	27,179
Prestige Brands, Inc.(a)
03/01/2024	6.375%	65,000	67,437
01/15/2028	5.125%	30,000	31,460
Scotts Miracle-Gro Co. (The)
12/15/2026	5.250%	2,000	2,143
Spectrum Brands, Inc.
12/15/2024	6.125%	88,000	90,621
Valvoline, Inc.(a)
08/15/2025	4.375%	22,000	22,721
02/15/2030	4.250%	47,000	49,355
Valvoline, Inc.
08/15/2025	4.375%	59,000	60,967
Total			705,353
Diversified Manufacturing 0.5%
BWX Technologies, Inc.(a)
07/15/2026	5.375%	21,000	21,962
06/30/2028	4.125%	55,000	57,475
CFX Escrow Corp.(a)
02/15/2024	6.000%	18,000	18,945
02/15/2026	6.375%	22,000	23,829
Gates Global LLC/Co.(a)
01/15/2026	6.250%	162,000	169,772
MTS Systems Corp.(a)
08/15/2027	5.750%	16,000	15,564
Resideo Funding, Inc.(a)
11/01/2026	6.125%	83,000	84,231
SPX FLOW, Inc.(a)
08/15/2024	5.625%	13,000	13,375
08/15/2026	5.875%	48,000	50,236
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Stevens Holding Co., Inc.(a)
10/01/2026	6.125%	33,000	35,270
TriMas Corp.(a)
10/15/2025	4.875%	9,000	9,208
Welbilt, Inc.
02/15/2024	9.500%	23,000	21,785
WESCO Distribution, Inc.
06/15/2024	5.375%	64,000	65,691
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	74,000	81,261
06/15/2028	7.250%	58,000	63,377
Total			731,981
Electric 0.9%
AES Corp. (The)
05/15/2026	6.000%	18,000	19,103
09/01/2027	5.125%	19,000	20,572
Calpine Corp.
02/01/2024	5.500%	66,000	67,056
Calpine Corp.(a)
06/01/2026	5.250%	46,000	47,849
02/15/2028	4.500%	67,000	69,717
03/15/2028	5.125%	84,000	87,344
Calpine Corp.(a),(f)
02/01/2029	4.625%	12,000	12,135
02/01/2031	5.000%	12,000	12,315
Clearway Energy Operating LLC
10/15/2025	5.750%	91,000	97,272
09/15/2026	5.000%	42,000	44,036
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	45,000	48,294
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	44,000	46,874
09/15/2027	4.500%	122,000	133,512
NRG Energy, Inc.
05/15/2026	7.250%	16,000	17,222
01/15/2027	6.625%	81,000	86,813
01/15/2028	5.750%	11,000	12,108
NRG Energy, Inc.(a)
06/15/2029	5.250%	59,000	65,109
Pattern Energy Group, Inc.(a)
02/01/2024	5.875%	87,000	89,646
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	26,000	27,539
PG&E Corp.
07/01/2028	5.000%	25,000	25,746
07/01/2030	5.250%	18,000	18,736

Columbia Multi-Asset Income Fund | Quarterly Report 2020	7

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, July 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	45,000	49,310
01/15/2030	4.750%	63,000	68,523
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	30,000	31,717
02/15/2027	5.625%	97,000	104,030
07/31/2027	5.000%	59,000	62,761
Total			1,365,339
Environmental 0.2%
Clean Harbors, Inc.(a)
07/15/2027	4.875%	23,000	24,367
07/15/2029	5.125%	16,000	17,195
GFL Environmental, Inc.(a)
06/01/2025	4.250%	87,000	90,490
12/15/2026	5.125%	37,000	39,321
05/01/2027	8.500%	61,000	68,419
Hulk Finance Corp.(a)
06/01/2026	7.000%	27,000	28,777
Total			268,569
Finance Companies 0.5%
Alliance Data Systems Corp.(a)
12/15/2024	4.750%	16,000	14,873
Global Aircraft Leasing Co., Ltd.(a),(e)
09/15/2024	6.500%	105,000	65,353
Navient Corp.
10/26/2020	5.000%	99,000	99,654
07/26/2021	6.625%	39,000	40,021
06/15/2022	6.500%	82,000	85,291
06/15/2026	6.750%	30,000	31,068
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	110,000	105,056
Quicken Loans, Inc.(a)
05/01/2025	5.750%	130,000	134,189
01/15/2028	5.250%	49,000	52,902
Springleaf Finance Corp.
03/15/2024	6.125%	58,000	63,217
03/15/2025	6.875%	54,000	60,403
06/01/2025	8.875%	27,000	30,532
03/15/2026	7.125%	14,000	16,430
Total			798,989
Food and Beverage 0.6%
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	94,000	92,157
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	25,000	26,195
11/01/2026	4.875%	60,000	63,146
05/15/2028	4.875%	28,000	31,332
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Performance Food Group, Inc.(a)
05/01/2025	6.875%	17,000	18,330
Pilgrim’s Pride Corp.(a)
03/15/2025	5.750%	76,000	78,133
09/30/2027	5.875%	73,000	77,254
Post Holdings, Inc.(a)
08/15/2026	5.000%	117,000	122,573
03/01/2027	5.750%	170,000	181,031
01/15/2028	5.625%	39,000	42,654
04/15/2030	4.625%	145,000	152,529
Total			885,334
Gaming 0.8%
Boyd Gaming Corp.(a)
06/01/2025	8.625%	23,000	25,373
12/01/2027	4.750%	61,000	58,548
Boyd Gaming Corp.
04/01/2026	6.375%	25,000	25,512
08/15/2026	6.000%	11,000	11,117
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	61,000	54,946
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	24,000	25,056
07/01/2025	6.250%	100,000	104,271
07/01/2027	8.125%	50,000	51,060
International Game Technology PLC(a)
02/15/2022	6.250%	148,000	154,635
02/15/2025	6.500%	91,000	97,813
01/15/2029	5.250%	47,000	47,966
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	21,000	22,799
09/01/2026	4.500%	27,000	28,194
02/01/2027	5.750%	34,000	37,080
01/15/2028	4.500%	24,000	24,510
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
06/15/2025	4.625%	40,000	42,111
Scientific Games International, Inc.(a)
10/15/2025	5.000%	108,000	107,174
03/15/2026	8.250%	99,000	98,865
05/15/2028	7.000%	29,000	26,825
11/15/2029	7.250%	29,000	26,799
Stars Group Holdings BV/Co-Borrower LLC(a)
07/15/2026	7.000%	43,000	46,470
VICI Properties LP/Note Co., Inc.(a)
12/01/2026	4.250%	51,000	52,508
02/15/2027	3.750%	29,000	29,161
12/01/2029	4.625%	40,000	42,074
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	67,000	62,986

8	Columbia Multi-Asset Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, July 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wynn Resorts Finance LLC/Capital Corp.(a)
04/15/2025	7.750%	16,000	16,819
Total			1,320,672
Health Care 1.0%
Acadia Healthcare Co., Inc.
02/15/2023	5.625%	33,000	33,505
03/01/2024	6.500%	39,000	40,263
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	62,000	65,792
Avantor Funding, Inc.(a)
07/15/2028	4.625%	77,000	81,526
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	156,000	159,444
Charles River Laboratories International, Inc.(a)
04/01/2026	5.500%	25,000	26,424
05/01/2028	4.250%	22,000	23,279
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	53,000	53,514
CHS/Community Health Systems, Inc.(a)
02/15/2025	6.625%	72,000	72,793
Encompass Health Corp.
02/01/2028	4.500%	49,000	51,469
02/01/2030	4.750%	23,000	24,300
HCA, Inc.
09/01/2028	5.625%	45,000	53,690
02/01/2029	5.875%	44,000	53,626
09/01/2030	3.500%	53,000	55,835
Hill-Rom Holdings, Inc.(a)
02/15/2025	5.000%	42,000	43,505
Hologic, Inc.(a)
10/15/2025	4.375%	15,000	15,414
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	60,000	61,553
Ortho-Clinical Diagnostics, Inc./SA(a)
06/01/2025	7.375%	16,000	17,124
02/01/2028	7.250%	20,000	20,964
Select Medical Corp.(a)
08/15/2026	6.250%	97,000	104,496
Teleflex, Inc.
06/01/2026	4.875%	12,000	12,600
Teleflex, Inc.(a)
06/01/2028	4.250%	22,000	23,565
Tenet Healthcare Corp.
04/01/2022	8.125%	27,000	29,161
07/15/2024	4.625%	87,000	88,858
08/01/2025	7.000%	87,000	90,025
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tenet Healthcare Corp.(a)
04/01/2025	7.500%	63,000	69,722
01/01/2026	4.875%	105,000	109,784
02/01/2027	6.250%	57,000	60,511
06/15/2028	4.625%	22,000	23,126
Total			1,565,868
Healthcare Insurance 0.4%
Centene Corp.(a)
04/01/2025	5.250%	98,000	102,195
06/01/2026	5.375%	133,000	142,149
Centene Corp.
12/15/2027	4.250%	120,000	127,808
12/15/2029	4.625%	72,000	80,409
02/15/2030	3.375%	95,000	100,556
Total			553,117
Home Construction 0.3%
Lennar Corp.
11/15/2024	5.875%	121,000	137,137
Meritage Homes Corp.
04/01/2022	7.000%	72,000	77,844
06/01/2025	6.000%	59,000	66,451
06/06/2027	5.125%	28,000	30,287
Shea Homes LP/Funding Corp.(a)
02/15/2028	4.750%	35,000	35,909
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%	46,000	51,638
08/01/2030	5.125%	59,000	64,411
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	24,000	25,282
TRI Pointe Group, Inc.
06/15/2028	5.700%	15,000	16,523
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	30,000	32,455
Total			537,937
Independent Energy 1.3%
Apache Corp.
02/01/2042	5.250%	35,000	33,732
04/15/2043	4.750%	16,000	15,232
01/15/2044	4.250%	25,000	22,375
Callon Petroleum Co.
10/01/2024	6.125%	20,000	6,087
07/01/2026	6.375%	181,000	54,198
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	8,000	2,645
Centennial Resource Production LLC(a)
01/15/2026	5.375%	54,000	24,144
04/01/2027	6.875%	71,000	31,896

Columbia Multi-Asset Income Fund | Quarterly Report 2020	9

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, July 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	155,000	152,195
Endeavor Energy Resources LP/Finance, Inc.(a)
07/15/2025	6.625%	24,000	25,221
01/30/2026	5.500%	16,000	16,267
01/30/2028	5.750%	95,000	98,188
Hilcorp Energy I LP/Finance Co.(a)
10/01/2025	5.750%	76,000	72,151
11/01/2028	6.250%	59,000	54,729
Jagged Peak Energy LLC
05/01/2026	5.875%	76,000	77,901
Matador Resources Co.
09/15/2026	5.875%	159,000	120,854
Occidental Petroleum Corp.
08/15/2022	2.700%	136,000	131,550
08/15/2024	2.900%	149,000	140,218
07/15/2025	8.000%	130,000	142,276
04/15/2046	4.400%	46,000	37,446
08/15/2049	4.400%	95,000	77,371
Parsley Energy LLC/Finance Corp.(a)
10/15/2027	5.625%	101,000	105,743
02/15/2028	4.125%	58,000	57,713
PDC Energy, Inc.
09/15/2024	6.125%	15,000	15,147
05/15/2026	5.750%	17,000	17,033
QEP Resources, Inc.
03/01/2026	5.625%	63,000	36,711
Range Resources Corp.
08/15/2022	5.000%	52,000	50,099
SM Energy Co.
06/01/2025	5.625%	19,000	9,992
09/15/2026	6.750%	107,000	53,476
01/15/2027	6.625%	77,000	38,452
WPX Energy, Inc.
09/15/2024	5.250%	75,000	77,271
06/15/2028	5.875%	33,000	33,631
01/15/2030	4.500%	226,000	210,597
Total			2,042,541
Integrated Energy 0.1%
Cenovus Energy, Inc.
07/15/2025	5.375%	33,000	33,054
04/15/2027	4.250%	10,000	9,456
11/15/2039	6.750%	57,000	59,350
06/15/2047	5.400%	9,000	8,100
Total			109,960
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Leisure 0.2%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%	61,000	62,171
Cinemark USA, Inc.(a)
05/01/2025	8.750%	44,000	45,701
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	45,000	42,552
03/15/2026	5.625%	24,000	22,851
05/15/2027	6.500%	67,000	72,044
Six Flags Theme Parks, Inc.(a)
07/01/2025	7.000%	31,000	33,271
Vail Resorts, Inc.(a)
05/15/2025	6.250%	14,000	15,073
Viking Cruises Ltd.(a)
09/15/2027	5.875%	110,000	71,591
VOC Escrow Ltd.(a)
02/15/2028	5.000%	17,000	13,852
Total			379,106
Lodging 0.1%
Hilton Domestic Operating Co., Inc.(a)
05/01/2025	5.375%	31,000	32,396
05/01/2028	5.750%	34,000	36,295
Hilton Domestic Operating Co., Inc.
05/01/2026	5.125%	64,000	65,970
Total			134,661
Media and Entertainment 0.8%
Clear Channel International BV(a),(f)
08/01/2025	6.625%	63,000	64,417
Clear Channel Worldwide Holdings, Inc.
02/15/2024	9.250%	84,000	76,266
Diamond Sports Group LLC/Finance Co.(a)
08/15/2026	5.375%	62,000	47,526
08/15/2027	6.625%	47,000	25,730
iHeartCommunications, Inc.
05/01/2026	6.375%	34,638	36,654
05/01/2027	8.375%	143,423	143,091
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	26,000	26,317
01/15/2028	4.750%	53,000	52,689
Lamar Media Corp.(a)
02/15/2028	3.750%	31,000	31,262
01/15/2029	4.875%	32,000	33,678
02/15/2030	4.000%	12,000	12,120

10	Columbia Multi-Asset Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, July 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Netflix, Inc.
04/15/2028	4.875%	79,000	91,841
11/15/2028	5.875%	77,000	95,357
05/15/2029	6.375%	32,000	40,633
Netflix, Inc.(a)
11/15/2029	5.375%	92,000	111,315
06/15/2030	4.875%	68,000	79,975
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	21,000	20,557
03/15/2030	4.625%	79,000	74,008
Scripps Escrow, Inc.(a)
07/15/2027	5.875%	26,000	26,092
TEGNA, Inc.(a)
09/15/2029	5.000%	60,000	60,438
Twitter, Inc.(a)
12/15/2027	3.875%	45,000	48,207
Total			1,198,173
Metals and Mining 1.0%
Alcoa Nederland Holding BV(a)
09/30/2024	6.750%	75,000	78,071
Big River Steel LLC/Finance Corp.(a)
09/01/2025	7.250%	99,000	99,817
Constellium NV(a)
03/01/2025	6.625%	83,000	86,305
02/15/2026	5.875%	206,000	215,205
Constellium SE(a)
06/15/2028	5.625%	30,000	31,355
Freeport-McMoRan, Inc.
11/14/2024	4.550%	44,000	48,270
09/01/2029	5.250%	77,000	85,186
08/01/2030	4.625%	109,000	116,742
03/15/2043	5.450%	170,000	188,970
HudBay Minerals, Inc.(a)
01/15/2023	7.250%	44,000	44,604
01/15/2025	7.625%	169,000	171,093
Novelis Corp.(a)
09/30/2026	5.875%	175,000	186,603
01/30/2030	4.750%	94,000	98,159
Vale Overseas Ltd.
07/08/2030	3.750%	125,000	134,185
Total			1,584,565
Midstream 0.9%
Cheniere Energy Partners LP
10/01/2026	5.625%	83,000	87,719
10/01/2029	4.500%	26,000	27,540
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DCP Midstream Operating LP
03/15/2023	3.875%	25,000	25,077
05/15/2029	5.125%	121,000	121,547
04/01/2044	5.600%	41,000	36,000
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	55,000	48,900
EQM Midstream Partners LP(a)
07/01/2025	6.000%	50,000	52,853
07/01/2027	6.500%	48,000	52,885
Genesis Energy LP/Finance Corp.
10/01/2025	6.500%	9,000	8,336
02/01/2028	7.750%	37,000	35,665
Holly Energy Partners LP/Finance Corp.(a)
02/01/2028	5.000%	78,000	76,560
NuStar Logistics LP
06/01/2026	6.000%	40,000	40,989
04/28/2027	5.625%	64,000	62,518
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	92,000	85,405
Sunoco LP/Finance Corp.
01/15/2023	4.875%	32,000	32,507
02/15/2026	5.500%	75,000	77,198
Tallgrass Energy Partners LP/Finance Corp.(a)
09/15/2024	5.500%	14,000	13,484
03/01/2027	6.000%	36,000	32,611
01/15/2028	5.500%	66,000	58,736
Targa Resources Partners LP/Finance Corp.
11/15/2023	4.250%	32,000	32,192
02/01/2027	5.375%	51,000	52,659
01/15/2028	5.000%	110,000	112,238
01/15/2029	6.875%	25,000	28,222
Targa Resources Partners LP/Finance Corp.(a)
03/01/2030	5.500%	134,000	141,709
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	95,000	93,972
Total			1,437,522
Oil Field Services 0.2%
Apergy Corp.
05/01/2026	6.375%	52,000	48,754
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%	55,000	55,977
Nabors Industries Ltd.(a)
01/15/2026	7.250%	87,000	55,978
01/15/2028	7.500%	34,000	21,604
SESI LLC
09/15/2024	7.750%	29,000	9,837
Transocean Guardian Ltd.(a)
01/15/2024	5.875%	18,720	16,578

Columbia Multi-Asset Income Fund | Quarterly Report 2020	11

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, July 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transocean Poseidon Ltd.(a)
02/01/2027	6.875%	25,000	22,546
Transocean Sentry Ltd.(a)
05/15/2023	5.375%	33,000	28,957
Transocean, Inc.(a)
02/01/2027	8.000%	32,000	15,618
USA Compression Partners LP/Finance Corp.
04/01/2026	6.875%	51,000	52,345
Total			328,194
Other Industry 0.0%
Hillenbrand, Inc.
06/15/2025	5.750%	15,000	16,168
Other REIT 0.1%
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	92,000	83,694
02/01/2027	4.250%	6,000	5,067
Total			88,761
Packaging 0.5%
ARD Finance SA(a),(e)
06/30/2027	6.500%	21,000	21,455
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
02/15/2025	6.000%	92,000	96,125
08/15/2027	5.250%	124,000	129,603
Berry Global Escrow Corp.(a)
07/15/2026	4.875%	33,000	34,849
Berry Global, Inc.
10/15/2022	6.000%	29,000	29,151
07/15/2023	5.125%	100,000	101,414
Berry Global, Inc.(a)
02/15/2026	4.500%	18,000	18,506
BWAY Holding Co.(a)
04/15/2024	5.500%	63,000	64,243
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	48,000	49,856
Novolex(a)
01/15/2025	6.875%	23,000	23,401
Reynolds Group Issuer, Inc./LLC(a)
07/15/2024	7.000%	99,000	101,597
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	80,000	85,326
08/15/2027	8.500%	49,000	53,722
Total			809,248
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals 0.6%
Bausch Health Companies, Inc.(a)
03/15/2024	7.000%	48,000	50,221
04/15/2025	6.125%	285,000	294,463
11/01/2025	5.500%	69,000	71,576
01/31/2027	8.500%	63,000	70,444
01/30/2028	5.000%	43,000	43,190
02/15/2029	6.250%	81,000	86,112
01/30/2030	5.250%	42,000	42,885
Catalent Pharma Solutions, Inc.(a)
01/15/2026	4.875%	45,000	46,163
07/15/2027	5.000%	17,000	18,083
Endo Dac/Finance LLC/Finco, Inc.(a)
07/31/2027	9.500%	74,000	79,897
Jaguar Holding Co. II/PPD Development LP(a)
06/15/2025	4.625%	31,000	32,644
06/15/2028	5.000%	28,000	29,826
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	72,000	76,619
Total			942,123
Property & Casualty 0.2%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	6.750%	107,000	113,557
HUB International Ltd.(a)
05/01/2026	7.000%	114,000	121,167
USI, Inc.(a)
05/01/2025	6.875%	30,000	30,851
Total			265,575
Restaurants 0.3%
1011778 BC ULC/New Red Finance, Inc.(a)
05/15/2024	4.250%	138,000	140,777
04/15/2025	5.750%	22,000	23,671
10/15/2025	5.000%	50,000	51,318
01/15/2028	3.875%	34,000	35,326
IRB Holding Corp.(a)
06/15/2025	7.000%	54,000	58,917
02/15/2026	6.750%	199,000	200,002
Yum! Brands, Inc.(a)
04/01/2025	7.750%	10,000	11,210
Total			521,221
Retailers 0.4%
Asbury Automotive Group, Inc.(a)
03/01/2028	4.500%	6,000	6,151
Burlington Coat Factory Warehouse Corp.(a)
04/15/2025	6.250%	11,000	11,767

12	Columbia Multi-Asset Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, July 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cencosud SA(a)
02/12/2045	6.625%	200,000	227,291
L Brands, Inc.(a)
07/01/2025	6.875%	28,000	30,142
07/01/2025	9.375%	15,000	16,725
L Brands, Inc.
06/15/2029	7.500%	32,000	32,880
11/01/2035	6.875%	62,000	59,372
PetSmart, Inc.(a)
03/15/2023	7.125%	120,000	121,163
06/01/2025	5.875%	94,000	96,618
Total			602,109
Supermarkets 0.2%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP
03/15/2025	5.750%	44,000	45,455
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP(a)
03/15/2026	7.500%	35,000	39,420
02/15/2028	5.875%	71,000	78,299
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
01/15/2027	4.625%	78,000	82,924
02/15/2030	4.875%	35,000	37,745
Total			283,843
Technology 1.4%
Ascend Learning LLC(a)
08/01/2025	6.875%	51,000	52,267
08/01/2025	6.875%	47,000	48,473
Banff Merger Sub, Inc.(a)
09/01/2026	9.750%	16,000	16,910
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	21,000	23,165
03/01/2026	9.125%	13,000	13,820
BY Crown Parent LLC/Bond Finance, Inc.(a)
01/31/2026	4.250%	20,000	20,737
Camelot Finance SA(a)
11/01/2026	4.500%	45,000	46,839
CDK Global, Inc.
06/01/2027	4.875%	45,000	48,127
CommScope Finance LLC(a)
03/01/2027	8.250%	12,000	12,919
CommScope Technologies LLC(a)
06/15/2025	6.000%	72,000	73,595
Ensemble S Merger Sub, Inc.(a)
09/30/2023	9.000%	20,000	20,313
Gartner, Inc.(a)
04/01/2025	5.125%	132,000	137,144
07/01/2028	4.500%	65,000	68,480
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/U.S. Holdings I LLC(a)
11/30/2024	10.000%	71,000	75,760
Iron Mountain, Inc.(a)
07/15/2028	5.000%	44,000	45,908
07/15/2030	5.250%	113,000	118,267
Microchip Technology, Inc.(a)
09/01/2025	4.250%	61,000	63,881
NCR Corp.
07/15/2022	5.000%	44,000	44,152
12/15/2023	6.375%	98,000	100,921
NCR Corp.(a)
04/15/2025	8.125%	45,000	49,943
09/01/2029	6.125%	58,000	63,569
Plantronics, Inc.(a)
05/31/2023	5.500%	109,000	103,026
PTC, Inc.(a)
02/15/2025	3.625%	16,000	16,576
02/15/2028	4.000%	23,000	24,159
Qualitytech LP/QTS Finance Corp.(a)
11/15/2025	4.750%	110,000	114,930
Refinitiv US Holdings, Inc.(a)
05/15/2026	6.250%	9,000	9,720
11/15/2026	8.250%	115,000	126,921
Sabre GLBL, Inc.(a)
04/15/2025	9.250%	12,000	13,208
Solera LLC/Finance, Inc.(a)
03/01/2024	10.500%	42,000	44,439
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	34,000	35,705
Tempo Acquisition LLC/Finance Corp.(a),(g)
06/01/2025	6.750%	58,000	60,109
Tencent Holdings Ltd.(a)
06/03/2050	3.240%	200,000	222,986
VeriSign, Inc.
05/01/2023	4.625%	104,000	105,549
Verscend Escrow Corp.(a)
08/15/2026	9.750%	115,000	127,476
Total			2,149,994
Transportation Services 0.3%
Adani Ports & Special Economic Zone Ltd.(a),(f)
08/04/2027	4.200%	200,000	200,586
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	62,000	59,179

Columbia Multi-Asset Income Fund | Quarterly Report 2020	13

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, July 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hertz Corp. (The)(a),(h)
06/01/2022	0.000%	54,000	47,653
10/15/2024	0.000%	39,000	15,404
08/01/2026	0.000%	51,000	19,993
01/15/2028	0.000%	160,000	63,124
XPO Logistics, Inc.(a)
06/15/2022	6.500%	42,000	42,114
Total			448,053
Wireless 1.4%
Altice France Holding SA(a)
02/15/2028	6.000%	165,000	164,564
Altice France SA(a)
05/01/2026	7.375%	229,000	244,051
02/01/2027	8.125%	58,000	64,787
01/15/2028	5.500%	88,000	92,469
Bharti Airtel Ltd.(a)
06/10/2025	4.375%	200,000	211,476
Millicom International Cellular SA(a)
01/15/2028	5.125%	200,000	209,844
SBA Communications Corp.
09/01/2024	4.875%	226,000	232,559
SBA Communications Corp.(a)
02/15/2027	3.875%	74,000	76,599
Sprint Capital Corp.
03/15/2032	8.750%	34,000	52,468
Sprint Corp.
06/15/2024	7.125%	242,000	282,566
02/15/2025	7.625%	53,000	64,409
03/01/2026	7.625%	59,000	73,810
T-Mobile U.S.A., Inc.
03/01/2025	6.375%	87,000	89,249
01/15/2026	6.500%	145,000	152,776
02/01/2026	4.500%	50,000	51,672
02/01/2028	4.750%	62,000	67,220
Total			2,130,519
Wirelines 0.4%
CenturyLink, Inc.
03/15/2022	5.800%	86,000	90,622
04/01/2025	5.625%	189,000	202,039
CenturyLink, Inc.(a)
12/15/2026	5.125%	129,000	134,932
02/15/2027	4.000%	35,000	36,584
Front Range BidCo, Inc.(a)
03/01/2027	4.000%	95,000	95,153
03/01/2028	6.125%	89,000	91,900
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Telecom Italia Capital SA
09/30/2034	6.000%	30,000	36,374
Total			687,604
Total Corporate Bonds & Notes (Cost $32,055,403)			32,817,871

Equity-Linked Notes 18.8%
Issuer	Coupon Rate	Shares	Value ($)
Bank of Montreal(a),(i)
(linked to a basket of common stocks)
08/05/2020	12.348%	5,489	4,710,643
BNP Paribas Issuance BV(i)
(linked to a basket of common stocks)
09/10/2021	18.160%	5,410	5,086,518
Citigroup Global Markets Holdings, Inc.(a),(i)
(linked to a basket of common stocks)
11/17/2020	17.460%	46,830	4,752,824
Credit Suisse AG(a),(i)
(linked to a basket of common stocks)
01/19/2021	17.100%	5,000	4,988,125
Jefferies Group LLC/Capital Finance, Inc.(a),(i)
(linked to a basket of common stocks)
12/15/2020	15.410%	5,020	4,870,494
Royal Bank of Canada(a),(i)
(linked to a basket of common stocks)
10/06/2020	22.200%	4,548	4,806,705
Total Equity-Linked Notes (Cost $30,150,000)			29,215,309

Exchange-Traded Equity Funds 2.3%
	Shares	Value ($)
Preferred Stock 2.3%
iShares US Preferred Stock ETF	98,656	3,569,374
Total Exchange-Traded Equity Funds (Cost $3,669,866)		3,569,374

Exchange-Traded Fixed Income Funds 12.5%

Convertible 2.9%
SPDR Bloomberg Barclays Convertible Securities ETF	68,240	4,428,093
Floating Rate 7.1%
SPDR Blackstone/GSO Senior Loan ETF	250,639	11,073,231

14	Columbia Multi-Asset Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, July 31, 2020 (Unaudited)
Exchange-Traded Fixed Income Funds (continued)
	Shares	Value ($)
Investment Grade 2.5%
SPDR Portfolio Long Term Corporate Bond ETF	118,202	3,943,219
Total Exchange-Traded Fixed Income Funds (Cost $18,357,880)		19,444,543

Foreign Government Obligations(j) 11.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Angola 0.1%
Angolan Government International Bond(a)
05/08/2048	9.375%	200,000	164,037
Argentina 0.2%
Argentine Republic Government International Bond(h)
04/22/2026	0.000%	600,000	257,976
Belarus 0.2%
Republic of Belarus International Bond(a)
02/28/2030	6.200%	300,000	288,969
Brazil 0.6%
Brazilian Government International Bond
04/07/2026	6.000%	400,000	470,725
06/12/2030	3.875%	200,000	204,138
01/07/2041	5.625%	250,000	283,777
Total			958,640
Canada 0.1%
NOVA Chemicals Corp.(a)
05/01/2025	5.000%	14,000	13,891
06/01/2027	5.250%	70,000	66,222
Total			80,113
China 0.4%
State Grid Overseas Investment 2016 Ltd.(a)
05/04/2027	3.500%	200,000	225,362
Syngenta Finance NV(a)
04/24/2028	5.182%	400,000	434,543
Total			659,905
Colombia 0.6%
Colombia Government International Bond
01/30/2030	3.000%	400,000	411,852
04/15/2031	3.125%	200,000	207,473
Ecopetrol SA
04/29/2030	6.875%	200,000	240,863
Total			860,188
Foreign Government Obligations(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Croatia 0.3%
Hrvatska Elektroprivreda(a)
10/23/2022	5.875%	400,000	433,461
Dominican Republic 0.6%
Dominican Republic International Bond(a)
01/29/2026	6.875%	400,000	440,474
04/20/2027	8.625%	300,000	352,563
01/30/2030	4.500%	150,000	145,353
Total			938,390
Ecuador 0.1%
Ecuador Government International Bond(a),(h)
03/27/2025	0.000%	200,000	102,364
12/13/2026	0.000%	200,000	101,694
Total			204,058
Egypt 0.4%
Egypt Government International Bond(a)
02/21/2048	7.903%	600,000	551,054
El Salvador 0.1%
El Salvador Government International Bond(a)
01/30/2025	5.875%	40,000	36,244
01/18/2027	6.375%	85,000	75,745
04/10/2032	8.250%	65,000	61,751
Total			173,740
Ghana 0.1%
Ghana Government International Bond(a)
02/11/2027	6.375%	200,000	184,699
Guatemala 0.2%
Guatemala Government Bond(a)
04/24/2032	5.375%	200,000	228,339
Honduras 0.1%
Honduras Government International Bond(a)
06/24/2030	5.625%	200,000	211,134
Hungary 0.1%
MFB Magyar Fejlesztesi Bank Zrt.(a)
10/21/2020	6.250%	200,000	202,449
India 0.1%
Export-Import Bank of India(a)
01/15/2030	3.250%	200,000	202,877
Indonesia 1.3%
Indonesia Government International Bond
10/30/2049	3.700%	200,000	220,250
02/14/2050	3.500%	200,000	214,872

Columbia Multi-Asset Income Fund | Quarterly Report 2020	15

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, July 31, 2020 (Unaudited)
Foreign Government Obligations(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pertamina Persero PT(a)
05/03/2022	4.875%	200,000	212,385
Perusahaan Penerbit SBSN Indonesia III(a)
06/23/2025	2.300%	200,000	205,353
PT Indonesia Asahan Aluminium Persero(a)
11/15/2048	6.757%	400,000	529,334
PT Perusahaan Listrik Negara(a)
02/05/2030	3.375%	200,000	211,454
PT Perusahaan Perseroan Persero/Listrik Negara(a)
06/30/2050	4.000%	200,000	210,513
Saka Energi Indonesia PT(a)
05/05/2024	4.450%	200,000	189,284
Total			1,993,445
Ivory Coast 0.1%
Ivory Coast Government International Bond(a)
06/15/2033	6.125%	200,000	195,468
Kazakhstan 0.3%
KazMunayGas National Co. JSC(a)
04/24/2030	5.375%	400,000	474,250
Malaysia 0.2%
Petronas Capital Ltd.(a)
04/21/2030	3.500%	200,000	228,232
Mexico 1.0%
Petroleos Mexicanos
02/12/2028	5.350%	330,000	290,838
01/23/2045	6.375%	200,000	158,590
Petroleos Mexicanos(a)
01/23/2030	6.840%	600,000	557,179
01/28/2031	5.950%	200,000	172,032
01/23/2050	7.690%	445,000	389,752
Total			1,568,391
Panama 0.1%
Panama Government International Bond
01/23/2030	3.160%	200,000	223,834
Paraguay 0.2%
Paraguay Government International Bond(a)
03/30/2050	5.400%	200,000	249,609
Qatar 0.6%
Qatar Government International Bond(a)
03/14/2029	4.000%	600,000	712,380
04/16/2030	3.750%	200,000	235,807
Total			948,187
Foreign Government Obligations(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Romania 0.1%
Romanian Government International Bond(a)
02/14/2051	4.000%	116,000	122,014
Russian Federation 0.6%
Russian Foreign Bond - Eurobond(a)
04/04/2022	4.500%	400,000	422,513
05/27/2026	4.750%	200,000	230,962
03/21/2029	4.375%	200,000	229,649
Total			883,124
Saudi Arabia 0.6%
Saudi Government International Bond(a)
03/04/2028	3.625%	200,000	224,415
01/21/2055	3.750%	625,000	721,536
Total			945,951
South Africa 0.3%
Eskom Holdings SOC Ltd.(a)
01/26/2021	5.750%	200,000	197,319
Republic of South Africa Government International Bond
06/22/2030	5.875%	300,000	309,159
Total			506,478
Sri Lanka 0.1%
Sri Lanka Government International Bond(a)
03/28/2030	7.550%	200,000	147,949
Turkey 0.8%
Export Credit Bank of Turkey(a)
09/23/2021	5.000%	300,000	299,273
Turkey Government International Bond
03/22/2024	5.750%	200,000	191,873
11/14/2024	5.600%	200,000	190,531
03/25/2027	6.000%	200,000	187,673
02/17/2028	5.125%	500,000	442,588
Total			1,311,938
Ukraine 0.4%
NAK Naftogaz Ukraine via Kondor Finance PLC(a)
11/08/2026	7.625%	200,000	194,293
Ukraine Government International Bond(a)
09/01/2026	7.750%	370,000	379,439
Total			573,732
United Arab Emirates 0.5%
Abu Dhabi Government International Bond(a)
09/30/2049	3.125%	300,000	336,070
04/16/2050	3.875%	200,000	253,499

16	Columbia Multi-Asset Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, July 31, 2020 (Unaudited)
Foreign Government Obligations(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DP World Crescent Ltd.(a)
07/18/2029	3.875%	200,000	210,814
Total			800,383
Venezuela 0.0%
Petroleos de Venezuela SA(a),(h)
05/16/2024	0.000%	1,329,556	33,239
11/15/2026	0.000%	120,724	3,018
Total			36,257
Virgin Islands 0.1%
Sinopec Group Overseas Development 2017 Ltd.(a)
09/13/2027	3.250%	200,000	219,491
Total Foreign Government Obligations (Cost $17,828,448)			18,028,762

Preferred Stocks 0.1%
Issuer		Shares	Value ($)
Real Estate 0.1%
Equity Real Estate Investment Trusts (REITS) 0.1%
Crown Castle International Corp.	6.875%	70	102,717
Total Real Estate			102,717
Total Preferred Stocks (Cost $72,526)			102,717

Residential Mortgage-Backed Securities - Agency 0.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(k)
CMO Series 4121 Class IA
01/15/2041	3.500%	868,479	37,950
Federal National Mortgage Association(k)
CMO Series 2012-121 Class GI
08/25/2039	3.500%	106,198	3,342
Federal National Mortgage Association(b),(k)
CMO Series 2013-101 Class CS
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 10/25/2043	5.728%	989,241	205,906
CMO Series 2017-51 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	5.978%	626,270	138,460
CMO Series 2019-33 Class SB
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	5.878%	204,983	41,407
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(b),(k)
CMO Series 2017-129 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2047	6.013%	670,855	131,235
CMO Series 2017-141 Class ES
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/20/2047	6.013%	384,838	92,822
CMO Series 2018-155 Class LS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/20/2048	5.963%	393,292	74,398
CMO Series 2018-94 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 05/20/2048	6.013%	184,002	38,830
Total Residential Mortgage-Backed Securities - Agency (Cost $699,031)			764,350

Residential Mortgage-Backed Securities - Non-Agency 7.6%

Angel Oak Mortgage Trust I LLC(a)
CMO Series 2016-1 Class A1
07/25/2046	3.500%	72,787	74,242
Angel Oak Mortgage Trust I LLC(a),(c)
CMO Series 2017-2 Class M1
07/25/2047	3.737%	500,000	487,195
Bellemeade Re Ltd.(a),(b)
CMO Series 2018-2A Class M1C
1-month USD LIBOR + 1.600% 08/25/2028	1.772%	350,000	337,008
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 03/25/2029	1.922%	400,000	369,459
CMO Series 2019-3A Class M1B
1-month USD LIBOR + 1.600% Floor 1.600% 07/25/2029	1.772%	200,000	189,261
CHL GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 1.000% 05/25/2023	2.922%	300,000	286,170
CIM Trust(a),(c)
CMO Series 2018-R4 Class A1
12/26/2057	4.070%	354,816	365,111
Citigroup Mortgage Loan Trust, Inc.(a),(c)
CMO Series 2013-11 Class 3A3
09/25/2034	3.792%	1,751	1,747
CMO Series 2014-C Class A
02/25/2054	3.250%	246,879	247,295

Columbia Multi-Asset Income Fund | Quarterly Report 2020	17

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, July 31, 2020 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup Mortgage Loan Trust, Inc.(a),(k)
CMO Series 2015-A Class A1IO
06/25/2058	1.000%	1,350,428	15,329
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2019-HRP1 Class M2
1-month USD LIBOR + 2.150% 11/25/2039	2.322%	298,112	268,214
CSMC Trust(a)
CMO Series 2018-RPL7 Class A1
08/26/2058	4.000%	432,559	438,944
Deephaven Residential Mortgage Trust(a),(c)
Subordinated CMO Series 2018-4A Class B1
10/25/2058	5.535%	200,000	197,278
Ellington Financial Mortgage Trust(a),(c)
CMO Series 2018-1 Class M1
10/25/2058	4.874%	300,000	309,305
FMC GMSR Issuer Trust(a),(c)
CMO Series 2019-GT1 Class B
05/25/2024	5.660%	500,000	432,043
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
Subordinated CMO Series 2020-DNA3 Class B1
1-month USD LIBOR + 5.100% 06/25/2050	5.272%	500,000	491,907
GCAT LLC(a)
CMO Series 2019-NQM1 Class M1
02/25/2059	3.849%	400,000	404,485
Homeward Opportunities Fund I Trust(a),(c)
CMO Series 2019-2 Class A3
09/25/2059	3.007%	142,672	141,675
Legacy Mortgage Asset Trust(a)
CMO Series 2017-GS1 Class A2
01/25/2057	6.500%	508,169	488,105
NRZ Excess Spread-Collateralized Notes(a)
Series 2018-PLS1 Class D
01/25/2023	4.374%	250,298	245,300
Subordinated CMO Series 2018-PLS2 Class D
02/25/2023	4.593%	131,943	126,865
OMSR(a),(l),(m)
CMO Series 2019-PLS1 Class A
11/25/2024	5.069%	390,146	362,836
PMT Credit Risk Transfer Trust(a),(b)
CMO Series 2019-1R Class A
1-month USD LIBOR + 2.000% Floor 2.000% 03/27/2024	2.166%	304,215	285,566
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	3.022%	450,000	438,838
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	2.822%	650,000	620,327
Preston Ridge Partners Mortgage LLC(a),(c)
CMO Series 2019-1A Class A1
01/25/2024	4.500%	342,383	344,054
PRPM LLC(a),(c)
CMO Series 2019-3A Class A1
07/25/2024	3.351%	425,403	425,293
RBSSP Resecuritization Trust(a),(c)
CMO Series 2010-1 Class 3A2
08/26/2035	3.721%	94,365	91,805
Residential Mortgage Loan Trust(a),(c)
Subordinated CMO Series 2020-1 Class B1
02/25/2024	3.946%	400,000	380,318
SG Residential Mortgage Trust(a),(c)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	400,000	399,213
Toorak Mortgage Corp., Ltd.(a),(c)
CMO Series 2018-1 Class A1
08/25/2021	4.336%	1,000,000	1,003,781
CMO Series 2019-1 Class A1
03/25/2022	4.458%	500,000	502,774
Vericrest Opportunity Loan Transferee LXXXVIII LLC(a),(c)
CMO Series 2020-NPL4 Class A1
03/25/2050	2.981%	234,944	231,252
Verus Securitization Trust(a),(c)
CMO Series 2020-1 Class M1
01/25/2060	3.021%	400,000	374,413
Verus Securitization Trust(a)
CMO Series 2020-INV1 Class M1
04/25/2060	5.500%	400,000	421,958
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $11,844,798)			11,799,366

Senior Loans 0.3%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.0%
8th Avenue Food & Provisions, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 10/01/2025	3.675%	56,575	55,628
2nd Lien Term Loan
3-month USD LIBOR + 7.750% 10/01/2026	7.925%	15,270	14,608
Total			70,236

18	Columbia Multi-Asset Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, July 31, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Finance Companies 0.1%
Ellie Mae, Inc.(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 04/17/2026	4.058%	84,363	82,939
Food and Beverage 0.0%
BellRing Brands LLC(b),(n)
Tranche B Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 10/21/2024	6.000%	52,650	52,782
Froneri International Ltd.(b),(n)
2nd Lien Term Loan
1-month USD LIBOR + 5.750% 01/31/2028	5.911%	12,000	11,580
Total			64,362
Metals and Mining 0.1%
Big River Steel LLC(b),(n)
Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 08/23/2023	6.000%	77,260	73,397
Technology 0.1%
Ascend Learning LLC(b),(n)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 07/12/2024	4.000%	27,596	26,975
Epicore Software Corp.(b),(g),(n)
2nd Lien Term Loan
1-month USD LIBOR + 7.750% Floor 1.000% 07/31/2028		23,000	23,460
Informatica LLC(n)
2nd Lien Term Loan
02/25/2025	7.125%	36,000	36,300
Project Alpha Intermediate Holding, Inc.(b),(n)
Term Loan
3-month USD LIBOR + 4.250% 04/26/2024	4.520%	49,661	48,482
Ultimate Software Group, Inc. (The)(b),(n)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 05/04/2026	3.911%	36,723	36,336
Total			171,553
Total Senior Loans (Cost $467,690)			462,487

U.S. Treasury Obligations 3.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
02/15/2038	4.375%	21,000	33,374
02/15/2039	3.500%	236,000	342,421
11/15/2039	4.375%	256,000	413,160
05/15/2040	1.125%	46,000	47,229
02/15/2041	4.750%	11,000	18,782
08/15/2042	2.750%	435,000	579,162
05/15/2043	2.875%	361,000	490,283
05/15/2044	3.375%	409,000	601,422
08/15/2044	3.125%	163,000	231,333
11/15/2044	3.000%	163,000	227,283
02/15/2045	2.500%	94,000	120,937
02/15/2046	2.500%	690,000	892,472
08/15/2046	2.250%	67,000	83,111
11/15/2046	2.875%	20,000	27,744
02/15/2047	3.000%	65,000	92,300
05/15/2047	3.000%	37,000	52,604
08/15/2047	2.750%	91,000	124,243
11/15/2047	2.750%	41,000	56,087
02/15/2048	3.000%	66,000	94,411
05/15/2048	3.125%	42,000	61,471
08/15/2048	3.000%	77,000	110,615
11/15/2048	3.375%	72,000	110,396
02/15/2049	3.000%	55,000	79,363
05/15/2049	2.875%	97,000	137,255
08/15/2049	2.250%	63,000	79,429
11/15/2049	2.375%	190,000	245,961
02/15/2050	2.000%	156,000	187,517
Total U.S. Treasury Obligations (Cost $4,367,354)			5,540,365

Money Market Funds 6.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.177%(o),(p)	9,573,094	9,573,094
Total Money Market Funds (Cost $9,571,340)		9,573,094
Total Investments in Securities (Cost: $150,806,203)		152,756,106
Other Assets & Liabilities, Net		2,310,376
Net Assets		155,066,482

Columbia Multi-Asset Income Fund | Quarterly Report 2020	19

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, July 31, 2020 (Unaudited)
At July 31, 2020, securities and/or cash totaling $1,790,475 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	101	09/2020	USD	16,480,675	1,154,107	—
U.S. Treasury 10-Year Note	161	09/2020	USD	22,552,578	205,985	—
U.S. Ultra Treasury Bond	4	09/2020	USD	910,750	34,827	—
Total					1,394,919	—

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 34	Morgan Stanley	06/20/2025	1.000	Quarterly	0.700	USD	8,941,000	216,270	—	—	216,270	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2020, the total value of these securities amounted to $78,022,709, which represents 50.32% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of July 31, 2020.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31, 2020.
(d)	Non-income producing investment.
(e)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(f)	Represents a security purchased on a when-issued basis.
(g)	Represents a security purchased on a forward commitment basis.
(h)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At July 31, 2020, the total value of these securities amounted to $644,465, which represents 0.42% of total net assets.
(i)	By investing in the equity-linked note, the Fund gains exposure to the underlying investments that make up the custom basket without having to own the underlying investments directly. The components of the basket are available on the Columbia Multi-Asset Income Fund’s page of columbiathreadneedleus.com website.
(j)	Principal and interest may not be guaranteed by a governmental entity.
(k)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(l)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2020, the total value of these securities amounted to $362,836, which represents 0.23% of total net assets.
(m)	Valuation based on significant unobservable inputs.
(n)	The stated interest rate represents the weighted average interest rate at July 31, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(o)	The rate shown is the seven-day current annualized yield at July 31, 2020.
20	Columbia Multi-Asset Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Multi-Asset Income Fund, July 31, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
(p)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended July 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.177%
	9,936,961	17,877,155	(18,238,814)	(2,208)	9,573,094	350	6,644	9,573,094
Abbreviation Legend
ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Multi-Asset Income Fund | Quarterly Report 2020	21